JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

June 18, 2024

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 142 to the Trust’s Registration Statement under the Securities Act and Amendment No. 144 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add forty-four new portfolio series to the Trust, each Fund’s name noted on Appendix A to this letter.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP

Appendix A

T-REX 2X LONG AMC DAILY TARGET ETF	T-REX 2X INVERSE AMC DAILY TARGET ETF
T-REX 2X LONG GME DAILY TARGET ETF	T-REX 2X INVERSE GME DAILY TARGET ETF
T-REX 2X LONG HOOD DAILY TARGET ETF	T-REX 2X INVERSE HOOD DAILY TARGET ETF
T-REX 2X LONG SMCI DAILY TARGET ETF	T-REX 2X INVERSE SMCI DAILY TARGET ETF
T-REX 2X LONG DJT DAILY TARGET ETF	T-REX 2X INVERSE DJT DAILY TARGET ETF
T-REX 2X LONG MARA DAILY TARGET ETF	T-REX 2X INVERSE MARA DAILY TARGET ETF
T-REX 2X LONG RBLX DAILY TARGET ETF	T-REX 2X INVERSE RBLX DAILY TARGET ETF
T-REX 2X LONG PLTR DAILY TARGET ETF	T-REX 2X INVERSE PLTR DAILY TARGET ETF
T-REX 2X LONG VKTX DAILY TARGET ETF	T-REX 2X INVERSE VKTX DAILY TARGET ETF
T-REX 2X LONG ARM DAILY TARGET ETF	T-REX 2X INVERSE ARM DAILY TARGET ETF
T-REX 2X LONG SHOP DAILY TARGET ETF	T-REX 2X INVERSE SHOP DAILY TARGET ETF
T-REX 2X LONG AMD DAILY TARGET ETF	T-REX 2X INVERSE AMD DAILY TARGET ETF
T-REX 2X LONG NFLX DAILY TARGET ETF	T-REX 2X INVERSE NFLX DAILY TARGET ETF
T-REX 2X LONG BA DAILY TARGET ETF	T-REX 2X INVERSE BA DAILY TARGET ETF
T-REX 2X LONG SNOW DAILY TARGET ETF	T-REX 2X INVERSE SNOW DAILY TARGET ETF
T-REX 2X LONG AVGO DAILY TARGET ETF	T-REX 2X INVERSE AVGO DAILY TARGET ETF
T-REX 2X LONG PANW DAILY TARGET ETF	T-REX 2X INVERSE PANW DAILY TARGET ETF
T-REX 2X LONG TSM DAILY TARGET ETF	T-REX 2X INVERSE TSM DAILY TARGET ETF
T-REX 2X LONG SQ DAILY TARGET ETF	T-REX 2X INVERSE SQ DAILY TARGET ETF
T-REX 2X LONG TLRY DAILY TARGET ETF	T-REX 2X INVERSE TLRY DAILY TARGET ETF
T-REX 2X LONG AI DAILY TARGET ETF	T-REX 2X INVERSE AI DAILY TARGET ETF
T-REX 2X LONG COIN DAILY TARGET ETF	T-REX 2X INVERSE COIN DAILY TARGET ETF

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